Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Liquidity

2. Liquidity

As of March 31, 2021, the Company had $13,271,579 in cash. Since inception the Company has experienced net losses and negative cash flows from operations each fiscal year. The Company has no revenues and expects to continue to incur operating losses for the foreseeable future, and may never become profitable. The Company is dependent on its ability to continue to raise equity and/or debt financing to continue operations, and the attainment of profitable operations. The Company has a collaboration agreement with Relief Therapeutics Holdings (“Relief”), which provided for funding by Relief of certain research and development expenses related to the U.S. development of ZYESAMI and the portion of corporate overhead attributable to that program. The proceeds received amounted to $771,245 for the three months ended March 31, 2021. On March 28, 2021, the Company received $7,500,018 from the exercise of a warrant for the purchase of 473,486 shares. Subsequent to December 31, 2020, Relief has declined to reimburse the Company for any additional expenses related to the IV clinical trials for the ZYESAMI. The IV clinical trails for the ZYESAMI were completed on February 24, 2021. Subsequent to March 31, 2021, the Company sold 19,736 shares of common stock for gross proceeds of $1,421,024. Accordingly, the Company believes that it currently has sufficient funds to support operations through the next twelve months from the date the condensed consolidated financial statements are issued. The Company cannot make any assurances that additional financings will be available to it and, if available, on acceptable terms or at all. This could negatively impact the Company’s business and operations and could also lead to the reduction of the Company’s operations.

COVID-19 Outbreak

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 Outbreak continues to evolve as of the date of this report. As such, the Company cannot estimate the full magnitude that the pandemic will have on the Company’s business. If the COVID-19 Outbreak continues, it may have a material adverse effect on the Company’s financial condition, liquidity, and future results of operations for the year ending December 31, 2021 and beyond. Management is actively monitoring the impact of the global pandemic on its financial condition, liquidity, operations, industry, and workforce. Given the daily evolution of the COVID-19 Outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 Outbreak on its results of operations, financial condition, or liquidity for the year ending December 31, 2021 and beyond.

2. Liquidity

As of December 31, 2020, the Company had $1,858,513 in cash. Since inception the Company has experienced net losses and negative cash flows from operations each fiscal year. The Company has no revenues and expects to continue to incur operating losses for the foreseeable future, and may never become profitable. The Company is dependent on its ability to continue to raise equity and/or debt financing to continue operations, and the attainment of profitable operations. The Company has a collaboration agreement with Relief Therapeutics Holdings (“Relief”), which provided for funding by Relief of certain research and development expenses related to the U.S. development of ZYESAMI and the portion of corporate overhead attributable to that program. The proceeds received amounted to $10,160,421 for the year ended December 31, 2020. Subsequent to December 31, 2020, Relief has not reimbursed the Company for any additional expenses related to the IV clinical trials for the ZYESAMI. The IV clinical trials for the ZYESAMI were completed on February 24, 2021. During the first quarter of 2021, the Company sold 43,018 shares of common stock for gross proceeds of $2,495,058, and 79,400 shares of common stock for gross proceeds of $5,716,800. On March 28, 2021, the Company received $7,500,018 from the exercise of a warrant for the purchase of 473,486 shares. Accordingly, the Company believes that it currently has sufficient funds to support operations through the next twelve months from the date the financial statements are issued. The Company intends to use the proceeds of the merger transaction to fund the ZYESAMI inhaled trial for COVID-19. The Company cannot make any assurances that additional financings will be available to it and, if available, on acceptable terms or at all. This could negatively impact the Company’s business and operations and could also lead to the reduction of the Company’s operations.

COVID-19 Outbreak

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 Outbreak continues to evolve as of the date of this report. As such, the Company cannot estimate the full magnitude that the pandemic will have on the Company’s business. If the COVID-19 Outbreak continues, it may have a material adverse effect on the Company’s financial condition, liquidity, and future results of operations for the year ending December 31, 2021 and beyond. Management is actively monitoring the impact of the global pandemic on its financial condition, liquidity, operations, industry, and workforce. Given the daily evolution of the COVID-19 Outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 Outbreak on its results of operations, financial condition, or liquidity for the year ending December 31, 2021 and beyond.